Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events
Subsequent Events	19. Subsequent Events On August 1, 2018, the board of directors declared a quarterly cash dividend of $0.15 per common share payable on August 23, 2018 to shareholders of record as of August 13, 2018.